Trade and Other Current Receivables - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and Other Current Receivables [Line Items]
Other receivables	€ 1,331	€ 1,269
Impairment provision	184	166	€ 155
Current Trade Receivables [Member]
Trade and Other Current Receivables [Line Items]
Impairment provision	160	143
Other Current Receivables [Member]
Trade and Other Current Receivables [Line Items]
Impairment provision	10	10
Non Current Trade And Other Receivables [Member]
Trade and Other Current Receivables [Line Items]
Impairment provision	14	13
Financial asset [member]
Trade and Other Current Receivables [Line Items]
Other receivables	281	396
Non financial asset [member]
Trade and Other Current Receivables [Line Items]
Other receivables	€ 1,050	€ 873